Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Details of Financial Income

Details of financial income for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Interest income	￦	115,686	￦	93,078	￦	244,796
Gain on foreign currency transactions		24,915		79,653		17,175
Gain on foreign currency translation		12,165		225,580		3,691
Gain on settlement of derivatives		8,515		—		27,950
Gain on valuation of derivatives		109,436		57		66,305
Others		25,422		7,960		14,326

Total	￦	296,139	￦	406,328	￦	374,243

Summary of Details of Financial Costs

Details of financial costs for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Interest expenses	￦	337,219	￦	302,464	￦	296,874
Loss on foreign currency transactions		37,936		40,303		49,156
Loss on foreign currency translation		121,949		12,239		72,642
Loss on settlement of derivatives		632		58,569		—
Loss on valuation of derivatives		138		209,582		2,045
Loss on disposal of trade receivables		15,838		20,355		13,818
Impairment loss on available-for-sale financial assets		966		9		—
Others		409		1,010		1,124

Total	￦	515,087	￦	644,531	￦	435,659